Right of use assets, net and lease liability (Tables)	12 Months Ended
Dec. 31, 2021
Right of use assets, net and lease liability
Summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2020	Ps.	224,074	Ps.	23,983	Ps.	248
Additions		9,771		769		11
Decreases		(1,055)		(1,475)		(2,530)
Balance as of December 31, 2020		232,790		23,277		256,067
Additions		41,771		24,754		66,525
Decreases		(29,653)		(6,196)		(35,849)
Balance as of December 31, 2021	Ps.	244,908	Ps.	41,835	Ps.	286,743
Depreciation
Balance as of January 1, 2021	Ps.	(62,266)	Ps.	(15,554)	Ps.	(77,820)
Depreciation of the year		(32,339)		(8,936)		(41,275)
Decreases		27,555		1,928		29,483
Balance as of December 31,2021	Ps.	(67,050)	Ps.	(22,562)	Ps.	(89,612)

Schedule of payments recognized as cost and expense

	2021		2020
Depreciation expense of right of use assets	Ps.	41,275	41,348
Interest expense on lease liabilities		24,402	22,431

Schedule of operating lease commitments as lessee

	2021		2020
Maturity analysis:
Less than one year	Ps.	41,107	26,553
Greater than 1 year and less than 3 years		83,359	55,134
Greater than 3 years		47,666	113,076
Total	Ps.	172,132	194,763

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2021		2020		2019
Duration:
Less than 1 year	Ps.	428,592	Ps.	444,523	Ps.	546,671
Greater than 1 year and less than 5 years		477,409		753,230		843,404
Greater than 5 years		120,726		118,256		161,109
Total	Ps.	1,026,727	Ps.	1,316,009	Ps.	1,551,184